Share-Based Compensation (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
Shares reserved for share-based awards (in Shares)	49,567,006			44,400,984		44,400,984		49,567,006
Granted (in Shares)								3,549,705	3,301,855	4,469,078
Cash proceeds							$ 48,700	$ 48,991
Total fair value of vested								20,258,735
Compensation expense				$ 26,969,402	$ 8,474,119	$ 35,038,447	$ 20,610,934	$ 32,587,611	$ 29,411,885	$ 30,022,321
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)						805,889	3,539,627	3,549,705
Weighted average grant-date fair value (in Dollars per share)						$ 9.49	$ 6.55	$ 6.56	$ 4.14	$ 6.08
Options exercised (in Shares)							436,074	438,173
Aggregate intrinsic value	$ 4,099,990				48,700		$ 48,700	$ 4,099,990
Cash proceeds								48,991
Unrecognized compensation expense related to share options	15,649,655			14,625,203	26,786,156	$ 14,625,203	$ 26,786,156	$ 15,649,655
Weighted-average period							1 year 1 month 2 days	1 year 3 months
Total fair value of vested						$ 7,056,266	$ 10,592,175
Weighted average period of unrecognized compensation expense to be recognized						1 year 2 months 4 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)						648,510	2,711,130	2,862,298	1,685,864	2,195,040
Weighted average grant-date fair value (in Dollars per share)						$ 9.55	$ 6.72	$ 6.75
Unrecognized compensation expense related to share options					18,340,389		$ 18,340,389
Total fair value of vested						$ 2,404,036	$ 4,907,179	$ 10,849,348
Fair value used for RSUs granted (in Dollars per share)						$ 9.55	$ 6.72	$ 6.75	$ 4.32	$ 6.3
Unrecognized compensation expense	12,506,740			12,528,620		$ 12,528,620		$ 12,506,740
Weighted average period of unrecognized compensation expense to be recognized						1 year 1 month 9 days	1 year 4 months 20 days	1 year 3 months 21 days
Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)						2,401,884	496,219	496,219
Weighted average grant-date fair value (in Dollars per share)						$ 9.61	$ 6.66	$ 6.66
Total fair value of vested						$ 26,768,054	$ 7,000,507	$ 7,000,507
Fair value used for RSUs granted (in Dollars per share)		$ 6.66				$ 9.61
Unrecognized compensation expense	310,237				779,439		$ 779,439	$ 310,237
Weighted average period of unrecognized compensation expense to be recognized							8 months 1 day	5 months 1 day
Shares granted (in Shares)		496,219				2,401,884		496,218
Share Options [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)						805,889	3,539,627	3,549,705
Options exercised (in Shares)							436,074	438,173
Aggregate intrinsic value	$ 304,071,390		$ 201,186,310	$ 390,846,567	$ 375,712,877	$ 390,846,567	$ 375,712,877	$ 304,071,390	$ 201,186,310
Weighted-average period	5 years 3 months 3 days		5 years 11 months 23 days			4 years 10 months 13 days	5 years 10 months 2 days	5 years 3 months 3 days
Share Options [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Granted (in Shares)						805,889
Second Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards						50.00%		50.00%
Third Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards						25.00%		25.00%
Fourth Anniversary [Member]
Share-Based Compensation [Line Items]
Percentage of share based awards						25.00%		25.00%